Sale-Leasebacks of Real Estate - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010 USD ($)	Dec. 31, 2025 USD ($) facility	Dec. 31, 2024 USD ($) facility	Dec. 31, 2023 USD ($)	Dec. 31, 2013 facility	Dec. 31, 2007 facility	Dec. 31, 2010 warehouse
Sale Leaseback Transaction [Line Items]
Number of facility purchased | facility			11
Payments to acquire buildings | $			$ 191,000
Gain (Loss) on Extinguishment of Debt | $			115,100
Net loss (gain) from sale of real estate | $		$ 44,324	$ (3,514)	$ (2,254)
Agro Merchants Group
Sale Leaseback Transaction [Line Items]
Number of facilities exited | facility		2
Net loss (gain) from sale of real estate | $		$ 55,900
Eleven Warehouses, 2007
Sale Leaseback Transaction [Line Items]
Number of warehouses | warehouse							11
1 warehouse – 2010
Sale Leaseback Transaction [Line Items]
Purchase option transferred | $	$ 18,300
Lease agreement term	20 years
Consideration to be used toward improvements | $	$ 1,000
Percentage of useful life where control maintained	90.00%
Purchase price option percentage	95.00%
1 facility - 2007 (Agro)
Sale Leaseback Transaction [Line Items]
Number of warehouses | facility						3
Lease agreement term						20 years
Rent increase term						5 years
Rent increase as a percentage of consumer price index						125.00%
Rent increase percentage						9.00%
1 facility - 2007 (Agro) | Agro Merchants Group
Sale Leaseback Transaction [Line Items]
Number of warehouses acquired | facility						4
1 facility - 2013 (Agro)
Sale Leaseback Transaction [Line Items]
Number of warehouses | facility					1
Lease agreement term					20 years
Rent increase term					5 years
Rent increase percentage					12.00%
Number of extensions under sale-leaseback transaction | facility					6
Extension period under sale-leaseback transaction					5 years